NON-CONTROLLING INTEREST (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current Assets	$ 40,814,952	$ 7,798,631	$ 3,400,142
Current Liabilites	9,318,546	1,779,696	2,452,677
Noncontrolling Interest
Statement [Line Items]
Current Assets	7,914,319	0	0
Current Liabilites	6,774,512	0	0
Net Loss	$ 360,044	$ 0	$ 0